Vessels, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item vessel	Dec. 31, 2019 vessel
Property, Plant and Equipment [Abstract]
Number of impaired vessels | vessel	0	0
Number of vessels provided as collateral | item	31
Vessels provided as collateral | $	$ 679,761
Number of vessels sold and leased back | vessel	10
Carrying value of vessels sold and leased back | $	$ 242,994